Subsequent events	6 Months Ended
Mar. 31, 2019
Subsequent events
Subsequent events

Note 17. Subsequent events

Since the end of the half year ended 31 March 2019, the Board has determined to pay a fully franked interim dividend of 94 cents per fully paid ordinary share. The dividend is expected to be $3,241 million. The dividend is not recognised as a liability as at 31 March 2019. The proposed payment date of the dividend is 24 June 2019.

The Board has determined to issue shares to satisfy the Dividend Re-investment Plan (DRP) for the interim 2019 dividend and to apply a 1.5% discount to the market price used to determine the number of shares issued under the DRP. The market price used to determine the number of shares issued under the DRP will be set over the 10 trading days commencing 22 May 2019.

No other matters have arisen since the half year ended 31 March 2019, which are not otherwise dealt with in this 2019 Interim Financial Report, that have significantly affected or may significantly affect the operations of the Group, the results of its operations or the state of affairs of the Group in subsequent periods.